Financial risk management (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Time deposits [Member] | Financial Assets Neither Past Due Nor Impaired Total [Member]
Financial risk management [Line Items]
Financial assets	$ 261,973
Time and Investment Fund Deposits Total [Member] | Financial Assets Neither Past Due Nor Impaired Total [Member]
Financial risk management [Line Items]
Financial assets		$ 476,332
90 days to 1 year [Member] | Financial Assets Neither Past Due Nor Impaired Total [Member]
Financial risk management [Line Items]
Financial assets	345,459	485,689
No Rating [Member] | Time deposits [Member] | BBVA Banco Frances [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		53
No Rating [Member] | Time deposits [Member] | Other banks with lower balances [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	86
No Rating [Member] | 90 days to 1 year [Member] | Banco de Chile [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		18,026
Fitch F1 [Member] | Time deposits [Member] | Scotiabank Sud Americano [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	7,002	14,428
Fitch F1 [Member] | 90 days to 1 year [Member] | Banco Scotiabank Sud Americano [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	31,668
Moody's P-2 [Member] | 90 days to 1 year [Member] | Banco Scotiabank Sud Americano [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		54,180
Moody's P-1 S&P A-1 [Member] | Time deposits [Member] | Banco Credito e Inversiones [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	9,002	42,096
Moody's P-1 S&P A-1 [Member] | Time deposits [Member] | Banco Santander - Santiago [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	16,702
Moody's P-1 S&P A-1 [Member] | Time deposits [Member] | Banco de Chile [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	10,503	50,221
Moody's P-1 S&P A-1 [Member] | Time deposits [Member] | Banco Estado [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	1,001	500
Moody's P-1 S&P A-1 [Member] | Time deposits [Member] | Banco Santander [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		2,708
Moody's P-1 S&P A-1 [Member] | 90 days to 1 year [Member] | Banco Credito e Inversiones [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	185,589
Moody's P-1 S&P A-1 [Member] | 90 days to 1 year [Member] | Banco Santander - Santiago [Member]
Financial risk management [Line Items]
Financial assets		74,365
Moody's P-1 S&P A-1 [Member] | 90 days to 1 year [Member] | Banco Santander - Santiago [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	45,168
Moody's P-1 S&P A-1 [Member] | 90 days to 1 year [Member] | Banco Estado [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		15,126
Moody's P-1 S&P A-1 [Member] | 90 days to 1 year [Member] | Banco de Crédito e Inversiones [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		178,448
Moody's P-2 S&P A-2 [Member] | Time deposits [Member] | Banco Itau Corpbanca [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	7,299	39,093
Moody's P-2 S&P A-2 [Member] | 90 days to 1 year [Member] | Banco Itau Corpbanca [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	49,006	127,579
S&P A-2 Fitch F2 [Member] | 90 days to 1 year [Member] | Banco Security [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		17,965
Moodys Aaamf SP AAAm Fitch AAAmmf [Member] | Investment Fund [Member] | JP Morgan US dollar Liquidity Fund Institutional [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	102,753	181,155
SP AAAm Fitch AAAmmf [Member] | Investment Fund [Member] | Legg Mason - Western Asset Institutional Cash Reserves [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	107,625	$ 146,078
Moody's P-1 S&P A-1 Fitch N1+ [Member] | 90 days to 1 year [Member] | JP Morgan Asset Management [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	$ 34,028